Indebtedness and Credit Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Indebtedness and Credit Arrangements

(12) Indebtedness and Credit Arrangements

In connection with the recapitalization and refinancing transactions (see Note 26), the Company and Diversey entered into new debt arrangements, the proceeds of which were primarily used to repurchase or redeem Diversey’s previously outstanding senior subordinated notes, the senior discount notes and to repay borrowings under Diversey’s previous senior secured credit facilities, and to settle the obligations relating to the Redemption Agreement. The following is a summary of the terms of the Company’s new debt and the retirement of the previous indebtedness.

The Company’s indebtedness and credit arrangements consisted of the following:

	December 31, 2010	December 31, 2009
Short-term borrowings:
Revolving facility [1]	$—	$—
Other lines of credit	24,205	27,661

Long-term borrowings:
Diversey, Inc.:
Term Loans [1]	$814,806	$981,092
Senior Notes [2]	400,000	400,000
Diversey Holdings, Inc.:
Holdings Senior Notes [3]	262,469	250,000

	1,477,275	1,631,092
Less: Unamortized discount	22,099	27,584
Less: Current maturities of long-term debt	9,498	9,811

	$1,445,678	$1,593,697

[1] Term Loans and Revolving Facility

On November 24, 2009, Diversey entered into new senior secured credit facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities include three term loan facilities, one in U.S. dollars, one in Canadian dollars, and one in euros. The Senior Secured Credit Facilities also include a $250,000 multicurrency, revolving credit facility available in U.S. dollars, euros, Canadian dollars and/or British pounds, and include a letter of credit sub-limit of $50,000 and a swing-line loan sub-limit of $30,000 (“Revolving Facility”).

The net proceeds of the Term Loans, after deducting the original issue discount of $15,000, but before offering expenses and other debt issuance costs, were $985,000. The Term Loans will mature on November 24, 2015, and will amortize in quarterly installments of 1.00% per annum with the balance due at maturity.

Borrowings under the Senior Secured Credit Facilities bear interest based on LIBOR, EURIBOR, the BA rate or Base Rate (all as defined in the credit agreement to the Senior Secured Credit Facilities), plus an agreed upon margin that adjusts based on the Company’s leverage ratio, and subject to a floor rate. At December 31, 2010, the U.S. dollar denominated borrowings bear interest at 5.25%, which is LIBOR plus 325 basis points, subject to a minimum LIBOR floor of 2.00%. The Canadian dollar denominated borrowings bear interest at 5.25%, which is the BA rate plus 325 basis points, subject to a minimum BA floor of 2.00%. The euro denominated borrowings bear interest at 6.25%, which is EURIBOR plus 400 basis points, subject to a EURIBOR floor of 2.25%. At December 31, 2009, the U.S. dollar and Canadian dollar denominated borrowings carried interest at 5.50% and the euro denominated borrowings carried interest at 6.50%. Interest is generally payable quarterly in arrears.

The Revolving Facility will mature on November 24, 2014. At December 31, 2010 and December 31, 2009, there were no outstanding borrowings under the Revolving Facility. As of December 31, 2010, we had $3,720 in letters of credit outstanding under the revolving portion of the Senior Secured Credit Facilities and therefore had the ability to borrow an additional $246,280 under this revolving facility.

All obligations under the Senior Secured Credit Facilities are secured by substantially all the assets of the Company, Diversey and each subsidiary of Diversey (but limited to the extent necessary to avoid materially adverse tax consequences to the Company and its subsidiaries, taken as a whole and by restrictions imposed by applicable law).

Amendment to the Senior Secured Credit Facilities credit agreement. The Senior Secured Credit Facilities were amended in March 2011. This amendment reduced the interest rate payable with respect to the Term Loans, thereby reducing borrowing costs over the remaining life of the credit facilities. The spread on the U.S. dollar and Canadian dollar denominated borrowings was reduced from 325 basis points to 300 basis points, and the minimum LIBOR and BA floors were reduced from 2.00% to 1.00%. The spread on the euro denominated borrowing was reduced from 400 basis points to 350 basis points and the EURIBOR floor was reduced from 2.25% to 1.50%.

In addition, the amendment changed various financial covenants and credit limits to provide us with greater flexibility to operate our business. These changes include the ability to issue incremental term loan facilities and the ability to issue dividends to Holdings to fund cash interest payments on the Holdings Senior Notes.

[2] Diversey Senior Notes

On November 24, 2009, Diversey issued $400,000 of 8.25% senior notes due 2019 (“Original Senior Notes”). The net proceeds of the offering, after deducting the original issue discount of $3,320, but before offering expenses and other debt issuance costs, were $396,680. As required by the exchange and registration rights agreement entered into in connection with the issuance and sale of the Original Senior Notes, the Company filed a registration statement on Form S-4 with the SEC, which registration statement, as amended, was declared effective on July 12, 2010, and conducted an offer to exchange the outstanding Original Senior Notes for new notes that have been registered under the Securities Act of 1933 (“Diversey Senior Notes”). This exchange offer closed on August 13, 2010, with all of the Original Senior Notes having been tendered for exchange.

Diversey will pay interest on the Diversey Senior Notes May 15 and November 15 of each year, beginning on May 15, 2010. The Diversey Senior Notes will mature on November 15, 2019.

The Diversey Senior Notes are unsecured and are effectively subordinated to the Senior Secured Credit Facilities to the extent of the value of Diversey’s assets of Diversey’s subsidiaries that secure such indebtedness. The indenture governing the Diversey Senior Notes contains certain covenants and events of default that the Company believes are customary for indentures of this type.

[3] Holdings Senior Notes

Also in connection with the recapitalization and refinancing of the Company, the Company issued $250,000 of 10.50% senior notes that mature on May 15, 2020 (“Original Holdings Senior Notes”). The Company used the net proceeds from the offering to provide funds necessary to consummate a portion of the Transactions, including, to fund the repurchase of its common equity ownership interests previously held by an affiliate of Unilever. The net proceeds of the offering, after deducting original issue discount of $10,000, but before estimated offering expenses and other debt issuance costs, were approximately $240,000.

As required by the exchange and registration rights agreement entered into in connection with the issuance and sale of the Original Holdings Senior Notes, the Company filed a registration statement on Form S-4 with the SEC, which registration statement, as amended, was declared effective on July 12, 2010, and conducted an offer to exchange the outstanding Original Holdings Senior Notes for new notes that have been registered under the Securities Act of 1933 (“Holdings Senior Notes”). This exchange offer closed on August 13, 2010, with all of the Original Holdings Senior Notes having been tendered for exchange.

Prior to November 15, 2014, the Company may elect to pay interest on the notes in cash or by increasing the principal amount of the notes. On November 15, 2010, the Company paid $13,780 of interest in cash on the Holdings Senior Notes, and has elected to pay interest in cash on May 16, 2011. From and after November 15, 2014 cash interest will accrue on the notes and be payable semi-annually in arrears. The Company has the option, at various dates, to redeem portions of the notes prior to maturity. The Company may be required to make an offer on all or part of the notes, at the discretion of the holder, if certain conditions are met, including change in control of the Company and certain asset sales.

The Holdings Senior Notes are unsecured and are not guaranteed by any of the Company’s subsidiaries. The indenture agreement underlying the Holdings Senior Notes contains certain covenants and events of default that the Company believes are customary for indentures of this type.

Notes redemption and other costs

In connection with the redemption of the previously outstanding senior subordinated notes and the termination of the previously outstanding term loan B, the Company incurred the following expenses in 2009:

Write-off of balance of discount of redeemed senior discount notes	$13,953
Redemption premium on senior subordinated notes	11,748
Write-off of balance of unamortized debt issuance costs of redeemed notes	10,867
Redemption premium on senior discount notes	8,640
Termination of interest rate swaps	3,188
Other transaction related fees	393

$48,789

Capitalized debt issuance costs

In connection with the refinancing of the Company, the Company capitalized approximately $80,866 of debt issuance costs. These costs are being amortized under the effective interest method over the life of the related debt instruments. As of December 31, 2010 and December 31, 2009, the unamortized balance of debt issuance costs of $52,737 and $63,894 respectively are included in other assets and $9,581 and $10,740 respectively are included in other current assets.

In 2010, the amortization of these costs approximated $15,299 and is included in interest expense.

Unamortized discount

The unamortized discount at December 31, 2010 and December 31, 2009 are summarized as follows:

	Term Loans	Senior Notes	Holdings Senior Notes	Total
Original Issue Discount	$15,000	$3,320	$10,000	$28,320
Amortization in 2009	(256)	(34)	(66)	(356)
Effects of foreign exchange translation	(380)	—	—	(380)

Unamortized discount, December 31, 2009	14,364	3,286	9,934	27,584
Amortization in 2010	(3,565)	(212)	(997)	(4,774)
Effects of foreign exchange translation	(711)	—	—	(711)

Unamortized discount, December 31, 2010	$10,088	$3,074	$8,937	$22,099

Effective interest rate	5.70% - 6.91%	8.37%	10.96%

These discounts are being amortized under the effective interest method over the terms of the related debt instruments.

Scheduled Maturities of Long-term Borrowings

The schedule of principal payments for indebtedness and credit arrangements at December 31, 2010, is as follows:

Year
2011	$9,498
2012	9,498
2013	9,498
2014	9,498
2015	776,814
Thereafter	662,469

$1,477,275

Financial Covenants

Under the terms of its Senior Secured Credit Facilities, the Company is subject to specified financial covenants and other limitations that require the Company to meet the following targets and ratios:

Maximum Leverage Ratio. The Company is required to maintain a leverage ratio for each financial covenant period of no more than the maximum ratio specified for that financial covenant period. The maximum leverage ratio is the ratio of: (i) the Company’s consolidated indebtedness (excluding up to $55,000 of indebtedness incurred under the Company’s Receivables Facilities (see Note 7)) less cash and cash equivalents as of the last day of a financial covenant period to (ii) the Company’s consolidated EBITDA (“Credit Agreement EBITDA” as defined in Item 7 of the accompanying Form 10-K) for the same financial covenant period. EBITDA is generally defined as earnings before interest, taxes, depreciation and amortization, plus the addback of specified expenses. The Senior Secured Credit Facilities requires that the Company’s maximum leverage ratio not exceed a declining range from 4.75 to 1 for the financial covenant period ending nearest December 31, 2010, to 3.50 to 1 for the financial covenant periods ending nearest September 30, 2014 and thereafter.

Minimum Interest Coverage Ratio. The Company is required to maintain an interest coverage ratio for each financial covenant period of no less than the minimum ratio specified for that financial covenant period. The minimum interest coverage ratio is the ratio of: (i) the Company’s consolidated Credit Agreement EBITDA for a financial covenant period to (ii) the Company’s cash interest expense for that same financial covenant period calculated in accordance with the Senior Secured Credit Facilities. The Senior Secured Credit Facilities require that the Company’s minimum interest coverage ratio not exceed an increasing range from 2.75 to 1 for the financial covenant period ending nearest December 31, 2010, to 3.25 to 1 for the financial covenant period ending nearest September 30, 2012 and thereafter.

Capital Expenditures. Capital expenditures are generally limited to $150,000 per fiscal year (with certain exceptions). To the extent that the Company makes capital expenditures of less than the limit in any fiscal year, however, it may carry forward into the subsequent year the difference between the limit and the actual amount expended, provided that the amounts carried forward from the previous year will be allocated to capital expenditures in the current fiscal year only after the amount allocated to the current fiscal year is exhausted. As of December 31, 2010, the Company was in compliance with the limitation on capital expenditures for fiscal year 2010.

The Senior Secured Credit Facilities contain additional covenants that restrict the Company’s ability to declare dividends and to redeem and repurchase capital stock. It also limits the Company’s ability to incur additional liens, engage in sale-leaseback transactions, incur additional indebtedness and make investments, among other restrictions.

As of December 31, 2010, the Company was in compliance with all covenants under the Senior Secured Credit Facilities.

Indenture for the Diversey Senior Notes

The indenture for the Diversey Senior Notes of the Company restricts the Company’s ability and the ability of its restricted subsidiaries to, among other things, incur additional indebtedness; pay dividends on, redeem or repurchase capital stock; issue or allow any person to own preferred stock of restricted subsidiaries; in the case of non-guarantor subsidiaries, guarantee indebtedness without also guaranteeing the Diversey Senior Notes; in the case of restricted subsidiaries, create or permit to exist dividend or payment restrictions with respect to the Company; make investments; incur or permit to exist liens; enter into transactions with affiliates; merge, consolidate or amalgamate with another company; and transfer or sell assets.

As of December 31, 2010, the Company was in compliance with all covenants under the indenture for the Diversey Senior Notes.

Cross Defaults

The Company’s failure to comply with the terms of the Senior Secured Credit Facilities or the indenture for the Diversey Senior Notes or the Company’s inability to comply with financial ratio tests or other restrictions could result in an event of default under the indenture for the Diversey Senior Notes or the Senior Secured Credit Facilities. Additionally, a payment default or default that permits or results in the acceleration of indebtedness aggregating $45,000 or more, including, without limitation, indebtedness under the Senior Secured Credit Facilities, the indenture for the Diversey Senior Notes and indebtedness under the Company’s Receivables Facility, and foreign lines of credit, is also an event of default under the Senior Secured Credit Facilities, the indenture for the Diversey Senior Notes and the indenture for the Holdings Senior Notes (see Note 26). Further, specified defaults under the Senior Secured Credit Facilities and the indenture for the Diversey Senior Notes constitute defaults under the Company’s Receivables Facility, European Receivables Facility, some of the Company’s foreign lines of credit and the Company’s license agreements with SCJ. A default, if not cured or waived, may permit acceleration of the Company’s indebtedness or result in a termination of its license agreements.

7. Indebtedness and Credit Arrangements

Amendment to the Diversey Senior Secured Credit Facilities credit agreement. The Diversey Senior Secured Credit Facilities were amended in March 2011. This amendment reduced the interest rate payable with respect to the Term Loans, thereby reducing borrowing costs over the remaining life of the credit facilities. The spread on the U.S. dollar and Canadian dollar denominated borrowings was reduced from 325 basis points to 300 basis points, and the minimum LIBOR and BA floors were reduced from 2.00% to 1.00%. The spread on the euro denominated borrowing was reduced from 400 basis points to 350 basis points and the EURIBOR floor was reduced from 2.25% to 1.50%.

In addition, the amendment changed various financial covenants and credit limits to provide greater flexibility to operate the business. These changes include the ability to issue incremental term loan facilities and the ability to issue dividends to Holdings to fund cash interest payments on the Holdings Senior Notes.

In connection with the amendment and in accordance with ASC 470-50, Debt Modifications and Extinguishments, the Company capitalized $443 and expensed $2,363 in transaction fees paid to third parties and wrote-off $160 in previously unamortized discounts and capitalized debt issuance costs. These amounts are included in interest expense in the consolidated statements of operations for the nine months ended September 30, 2011. The effective interest rates on the Term loans were reduced from 5.70% – 6.91% to 4.19% – 5.40%.

In connection with the Company’s election to pay cash interest on the Holdings Senior Notes on November 15, 2011 and its expectation that future interest payments will be made in cash, the Company accelerated the amortization of unamortized discounts and capitalized debt issuance costs and recorded additional interest expense of $4,092, which is included in the consolidated statements of operations for the nine months ended September 30, 2011.

At September 30, 2011, the unamortized discount and debt issuance costs relating to the Company’s indebtedness were $18,309 and $53,919 respectively.

On October 3, 2011, in connection with the acquisition by Sealed Air, $1,489,597 of the Company’s existing indebtedness was paid off or defeased (see Note 21).